Consolidated Statements of Shareholders’ Equity (Deficit) - USD ($)		Ordinary shares	Additional paid-in Capital	Accumulated deficit	Total
Balance at Dec. 31, 2016		$ 37,648	$ 10,300,428	$ (12,242,295)	$ (1,904,219)
Balance (in Shares) at Dec. 31, 2016		14,505,126
Issuance of ordinary shares, net of issuance cost	[1]	$ 20,090	7,096,020		7,116,110
Issuance of ordinary shares, net of issuance cost (in Shares)	[1]	6,947,137
Issuance of ordinary shares in connection with Professional service rendered	[1]	$ 821	297,779		298,600
Issuance of ordinary shares in connection with Professional service rendered (in Shares)	[1]	285,000
Stock based compensation			136,134		136,134
Net loss				(2,843,905)	(2,843,905)
Balance at Dec. 31, 2017		$ 58,559	17,830,361	(15,086,200)	2,802,720
Balance (in Shares) at Dec. 31, 2017		21,737,263
Issuance of ordinary shares		$ 3,116	958,654		961,770
Issuance of ordinary shares (in Shares)		1,167,615
Issuance of ordinary shares in connection with conversion of convertible loans		$ 477	58,730		59,207
Issuance of ordinary shares in connection with conversion of convertible loans (in Shares)		178,689
Beneficial conversion feature related to convertible loans			338,266		338,266
Issuance of warrants			137,284		137,284
Exercise of options		$ 181	813		994
Exercise of options (in Shares)		64,631
Issuance of ordinary shares in connection with Professional service rendered		$ 968	220,508		221,476
Issuance of ordinary shares in connection with Professional service rendered (in Shares)		343,750
Stock based compensation			153,990		153,990
Net loss				(1,972,558)	(1,972,558)
Balance at Dec. 31, 2018		$ 63,301	19,698,606	(17,058,758)	2,703,149
Balance (in Shares) at Dec. 31, 2018		23,491,948
Issuance of ordinary shares in connection with conversion of convertible loans		$ 1,630	97,235		98,865
Issuance of ordinary shares in connection with conversion of convertible loans (in Shares)		576,270
Beneficial conversion feature related to convertible loans			21,445		21,445
Issuance of ordinary shares in connection with Professional service rendered		$ 911	24,733		25,644
Issuance of ordinary shares in connection with Professional service rendered (in Shares)		325,000
Stock based compensation			109,613		109,613
Net loss				(3,953,005)	(3,953,005)
Balance at Dec. 31, 2019		$ 65,842	$ 19,951,632	$ (21,011,763)	$ (994,289)
Balance (in Shares) at Dec. 31, 2019		24,393,218

[1]	Reclassed